INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes
	Year ended December 31
	2023	2022
Israel	$4,769	$2,929
Subsidiary outside of Israel	307	535
Total	$5,076	$3,464

Schedule of Effective Benefit (Expense) Taxes
	Year ended December 31
	2023	2022
Loss before income taxes	$(5,076)	$(3,464)
Statutory tax rate	23%	23%
Computed “expected” tax income	(1,167)	(797)
Exchange rate differences	120	588
Non-deductible share-based compensation	30	29
Non-deductible financial instruments valuation	21	(215)
Effect of other non-deductible differences	112	162
Change in valuation allowance	922	268
Subsidiary tax rate differences	(6)	(11)
Reported taxes on income	$32	$24

Schedule of Company's Deferred Tax Assets
	December 31
	2023	2022
Deferred tax assets
Operating loss carryforwards	$4,405	3,752
Research and development	780	592
Accrued expenses	304	219
Lease liability	39	62
Other	25	30
Total deferred tax assets	$5,553	$4,655

Deferred tax liabilities
Right of use asset	(46)	(70)
Total deferred tax liabilities	$(46)	$(70)

Valuation allowance	$(5,507)	$(4,585)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Reconciliation of the Beginning and Ending Valuation Allowance
Balance as of December 31, 2021	$(4,317)
Additions	(268)
Balance as of December 31, 2022	$(4,585)
Additions	(922)
Balance as of December 31, 2023	$(5,507)